Related Party Transactions - Schedule of Related Party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Related Party [Line Items]
Net revenues	$ 4,858,056	$ 1,069,072
Cost of Revenues	$ 1,420,000	61,400
Haiyan Ma [Member]
Schedule of Related Party [Line Items]
Nature	Revenue from property purchases and sales through Cash Offer
Relationship	The Company’s shareholder with 12.41% ownership
Net revenues	$ 2,940,544	1,069,072
Haiyan Ma [Member]
Schedule of Related Party [Line Items]
Nature	Real estate service revenue – real estate agency commission
Relationship	The Company’s shareholder with 12.41% ownership
Net revenues	$ 62,650
Haiyan Ma [Member]
Schedule of Related Party [Line Items]
Nature	Real estate service revenue – home renovation service
Relationship	The Company’s shareholder with 12.41% ownership
Net revenues	$ 53,012
Na Li [Member]
Schedule of Related Party [Line Items]
Nature	Revenue from property purchases and sales through Cash Offer
Relationship	The Company’s shareholder with 1.72% ownership, Chief Financial Officer, and Director
Net revenues	$ 1,670,000
Na Li [Member]
Schedule of Related Party [Line Items]
Nature	Real estate service revenue – home renovation service
Relationship	The Company’s shareholder with 1.72% ownership, Chief Financial Officer, and Director
Net revenues	$ 64,500
Zhen Qin & Na Li [Member]
Schedule of Related Party [Line Items]
Nature	Real estate service revenue – real estate agency commission
Relationship	Zhen Qin: The Company’s shareholder with 52.74% ownership, Chairman of the Board, and Chief Executive Officer; Na Li: The Company’s shareholder with 1.72% ownership, Chief Financial Officer, and Director; Zhen Qin and Na Li are spouses
Net revenues	$ 50,000
Two Minority Shareholders [Member]
Schedule of Related Party [Line Items]
Nature	Real estate service revenue – real estate agency commission
Relationship	The Company’s shareholders with less than 1% ownership for each
Net revenues	$ 15,550
One Minority Shareholder [Member]
Schedule of Related Party [Line Items]
Nature	Real estate service revenue – property management service
Relationship	The Company’s shareholder with less than 1% ownership
Net revenues	$ 1,800
Haiyan Ma [Member]
Schedule of Related Party [Line Items]
Nature	Cost of property purchases and sales through Cash Offer
Relationship	The Company’s shareholder with 12.41% ownership
Cost of Revenues	$ 1,420,000
Zhen Qin [Member]
Schedule of Related Party [Line Items]
Nature	Cost of real estate services – commission expense
Relationship	The Company’s shareholder with 52.74% ownership, Chairman of the Board and Chief Executive Officer
Cost of Revenues		61,400
Zhen Qin [Member]
Schedule of Related Party [Line Items]
Nature	Due on demand, non-interest bearing
Relationship	The Company’s shareholder with 52.74% ownership, Chairman of the Board and Chief Executive Officer
Due to Related Party	$ 55,000
Related Party [Member]
Schedule of Related Party [Line Items]
Due to Related Party	$ 55,000